Capital and Reserves - Schedule of Share Capital and Share Premium (Parenthetical) (Details) - $ / shares	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Par value per share	$ 0.0005	$ 0.0005